Income taxes - Deferred Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes:
Origination and reversal of temporary differences	$ (8,564)	$ (2,111)
Change in unrecognized deductible temporary differences including effect of change in tax rate of $32 in 2019 (2018 - $26)	8,564	2,111
Effect of change in tax rate	$ 32	$ 26